Commitments (Tables)	12 Months Ended
Jun. 30, 2020
Commitments
Schedule of commitments for minimum lease payments under non-cancellable operating lease

	2020	2019
	£’000	£’000
Within 1 year	88	1,956
Later than 1 year but not later than 5 years	140	2,346
Later than 5 years	—	3,785
	228	8,087

Schedule of minimum rentals in relation to non-cancellable operating lease

	2020	2019
	£’000	£’000
Within 1 year	1,542	2,100
Later than 1 year but not later than 5 years	3,298	5,777
Later than 5 years	11,409	13,994
	16,249	21,871